--------------------------------------------------------------------------------

                                SOUND SHORE FUND
           TWO PORTLAND SQUARE, PORTLAND, ME 04101 -- 1-800-754-8758
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                    July 1, 1999

Dear Shareholder:

    The Sound Shore Fund ended the second quarter with a net asset value of $31.42, following a distribution of $0.09 on June 30th. The Fund's total return of 11.1% in the second quarter exceeded the S&P 500, which gained 7.0%. For the first six months of 1999, the Fund is up 6.4% while the S&P 500 is up 12.4%. The Fund's strong second quarter performance was driven by a long overdue increase in market breadth, and a corresponding decline in the dominance of a small group of highly valued large capitalization companies.

    The improvement in market breadth is coincident with an upward revision of forecast 1999 corporate earnings and follows a 5% first quarter increase that was stronger than expected. The uncertainty about the short-term profit outlook following the Asian, Russian and Brazilian economic turmoil appears to have peaked in the first quarter of 1999. A strong domestic economy, low inflation, and increased stability in emerging economies should continue to support the stock market and advantage a number of our economically sensitive issues.

    Moreover, the second quarter witnessed a renewed emphasis on valuation as low P/E stocks outperformed high P/E stocks (as they have over long measurement periods). For instance, the S&P Barra Value Index beat its Growth Index by 10.8% to 3.8%. The Sound Shore Fund's recent quarter supports our confidence that the unusually strong growth stock phenomena for the prior 18 months does not herald a permanent new order.

    By adhering to our low relative and absolute P/E approach, we believe we have constructed a portfolio of high quality companies at very attractive valuations. The benefits of our discipline were clearly evident in our second quarter performance and the emergence of a more rational market environment should have just begun. While the process will not be without temporary reversals, we are sanguine that the long-term results of our disciplined value approach will continue to benefit our shareholders over both the intermediate and longer term.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    As always, we thank you for your continued support and welcome any questions you may have.

Sincerely,

/s/ T. Gibbs Kane, Jr.

T. GIBBS KANE, JR.
PRESIDENT

    THE FUND'S 1-, 5-, AND 10-YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING 6/30/99 WERE 5.8%, 21.7%, AND 15.8%, RESPECTIVELY.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

    THE S&P 500 IS AN UNMANAGED INDEX REPRESENTING THE AVERAGE PERFORMANCE OF 500 WIDELY HELD, PUBLICLY TRADED, LARGE CAPITALIZATION STOCKS. THE S&P BARRA VALUE INDEX CONTAINS STOCKS THAT TEND TO HAVE LOW PRICE-TO-EARNINGS RATIOS, HIGH DIVIDEND YIELDS, AND LOW HISTORICAL AND PREDICTED EARNINGS GROWTH. THE S&P BARRA GROWTH INDEX CONTAINS COMPANIES WITH HIGHER PRICE-TO-EARNINGS RATIOS, LOW DIVIDEND YIELDS, AND HIGHER EARNINGS GROWTH. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THESE INDICES.

    FORUM FUND SERVICES, LLC IS THE FUND'S DISTRIBUTOR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FACE/SHARE       MARKET
                                                                AMOUNT         VALUE
                                                              -----------  --------------
COMMON STOCK (96.0%)
-----------------------------------------------------------------------------------------

AUTOMOTIVE (10.1%)
AutoNation, Inc.*                                               2,914,000  $   51,905,623
Borg-Warner Automotive, Inc.                                      441,000      24,255,000
Ford Motor Co.                                                    753,500      42,525,656
Magna International, Inc., Class A                                851,000      48,294,250
                                                                           --------------
                                                                              166,980,529
                                                                           --------------

BANKS (3.6%)
Bank One Corp.                                                  1,011,500      60,247,468
                                                                           --------------

BASIC MATERIALS (3.3%)
Crompton & Knowles Corp.                                        1,700,500      33,266,031
Engelhard Corp.                                                   956,800      21,647,601
                                                                           --------------
                                                                               54,913,632
                                                                           --------------

BUILDING & BUILDING MATERIALS (4.6%)
American Standard Cos., Inc.*                                     911,600      43,756,800
Kaufman & Broad Home Corp.                                      1,310,500      32,598,688
                                                                           --------------
                                                                               76,355,488
                                                                           --------------

COMMUNICATIONS (5.5%)
AT&T Corp.                                                        754,500      42,110,532
CenturyTel., Inc.                                                 644,500      25,618,875
Telephone and Data Systems, Inc.                                  314,500      22,978,156
                                                                           --------------
                                                                               90,707,563
                                                                           --------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FACE/SHARE       MARKET
                                                                AMOUNT         VALUE
                                                              -----------  --------------
CONSUMER PRODUCTS (12.9%)
Brunswick Corp.                                                   600,900  $   16,750,088
Hasbro, Inc.                                                    1,732,000      48,387,750
Kimberly-Clark Corp.                                              888,000      50,616,000
Minnesota Mining & Manufacturing Co.                              382,500      33,253,594
Polaris Industries, Inc.                                          294,000      12,789,000
UST, Inc.                                                       1,740,600      50,912,550
                                                                           --------------
                                                                              212,708,982
                                                                           --------------

ENERGY (4.8%)
Enron Corp.                                                       587,000      47,987,250
Weatherford International, Inc.*                                  840,000      30,765,000
                                                                           --------------
                                                                               78,752,250
                                                                           --------------

FINANCIAL (3.8%)
Fannie Mae                                                        916,000      62,631,500
                                                                           --------------

HEALTHCARE (3.7%)
Mallinckrodt, Inc.                                              1,680,500      61,128,187
                                                                           --------------

INSURANCE (13.1%)
Allstate Corp.                                                  1,402,500      50,314,686
Ambac Financial Group, Inc.                                       565,200      32,287,051
Loews Corp.                                                       612,800      48,487,801
MBIA, Inc.                                                        716,400      46,386,900
PartnerRe Ltd.                                                  1,044,800      39,049,400
                                                                           --------------
                                                                              216,525,838
                                                                           --------------

RESTAURANTS & LODGING (2.5%)
Tricon Global Restaurants, Inc.*                                  763,000      41,297,376
                                                                           --------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                              FACE/SHARE       MARKET
                                                                AMOUNT         VALUE
                                                              -----------  --------------
TECHNOLOGY (15.3%)
BMC Software, Inc.*                                             1,014,200  $   54,766,800
IBM Corp.                                                         465,000      60,101,250
Parametric Technology Co.*                                      3,206,000      44,483,250
Sterling Commerce, Inc.*                                          969,500      35,386,750
Texas Instruments, Inc.                                           397,500      57,637,500
                                                                           --------------
                                                                              252,375,550
                                                                           --------------

TRANSPORTATION (2.6%)
Delta Airlines, Inc.                                              733,000      42,239,125
                                                                           --------------

UTILITIES (10.2%)
Azurix Corp.*                                                     200,000       4,000,000
Citizens Utilities Co.*                                         4,163,400      46,317,823
MidAmerican Energy Holdings Co.                                 1,874,400      64,901,100
Texas Utilities Co.                                             1,301,000      53,666,252
                                                                           --------------
                                                                              168,885,175
                                                                           --------------
TOTAL COMMON STOCK (COST $1,256,563,697)                                   $1,585,748,663
                                                                           --------------

SHORT-TERM HOLDINGS (4.2%)
-----------------------------------------------------------------------------------------
Bankers Trust Institutional Cash Management Fund               52,485,103  $   52,485,103
Bankers Trust Investment Money Market Fund                     13,050,000      13,050,000
Forum Daily Assets Cash Fund                                    2,901,537       2,901,537
Forum Daily Assets Government Obligations                       1,562,270       1,562,270
                                                                           --------------
TOTAL SHORT-TERM HOLDINGS (COST $69,998,910)                               $   69,998,910
                                                                           --------------
TOTAL INVESTMENTS (100.2%) (COST $1,326,562,607)                           $1,655,747,573
OTHER ASSETS LESS LIABILITIES (-0.2%)                                          (3,214,422)
                                                                           --------------
NET ASSETS (100.0%) (52,601,962 SHARES OUTSTANDING)                        $1,652,533,151
                                                                           --------------
                                                                           --------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                  $        31.42
                                                                           --------------
                                                                           --------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONCLUDED)
JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                               MARKET
                                                                               VALUE
                                                                           --------------
AT JUNE 30, 1999, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------------------
Par Value                                                                  $       52,602
Paid in Capital                                                             1,385,498,650
Accumulated Distributions in Excess of Net Investment Income                     (142,360)
Unrealized Appreciation of Investments                                        329,184,966
Accumulated Net Realized Loss from Investments                                (62,060,707)
                                                                           --------------
NET ASSETS                                                                 $1,652,533,151
                                                                           --------------
                                                                           --------------

* Non-income producing security.

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
    Dividends.....................................  $11,924,437
    Interest......................................    1,087,626
                                                    -----------
        Total Income..............................   13,012,063
                                                    -----------
Expenses:
    Investment adviser fee (Note 3)...............    6,370,480
    Administrator fee (Note 3)....................      849,397
    Transfer agent fee (Note 3)...................      849,397
    Custodian fee.................................      109,234
    Accounting fee (Note 3).......................       30,000
    Legal fee.....................................        4,175
    Auditing fee..................................       12,750
    Directors' fees and expenses (Note 3).........       15,872
    Registration fees.............................       87,782
    Miscellaneous.................................       78,610
                                                    -----------
        Total Expenses............................    8,407,697
                                                    -----------
Net Investment Income.............................    4,604,366
                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investments................   24,476,175
Net change in unrealized appreciation of
 investments......................................   62,334,891
                                                    -----------
Net realized and unrealized gain on investments...   86,811,066
                                                    -----------
Net increase in net assets resulting from
 operations.......................................  $91,415,432
                                                    -----------
                                                    -----------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       FOR THE SIX         FOR THE
                                      MONTHS ENDED       YEAR ENDED
                                      JUNE 30, 1999     DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS      (UNAUDITED)          1998
                                     ---------------   ---------------
Operations:
    Net investment income..........  $     4,604,366   $    13,880,107
    Net realized gain (loss) on
      investments sold.............       24,476,175       (84,757,185)
    Net change in unrealized
      appreciation of investments..       62,334,891       113,919,945
                                     ---------------   ---------------
    Increase in net assets from
      operations...................       91,415,432        43,042,867

Dividends to shareholders from net
 investment income.................       (4,746,726)      (13,133,750)

Return of Capital..................               --          (563,092)

Capital share transactions (Note
 5)................................     (395,622,367)      618,454,819
                                     ---------------   ---------------
    Total increase (decrease)......     (308,953,661)      647,800,844

Net assets:
    Beginning of the year..........    1,961,486,812     1,313,685,968
                                     ---------------   ---------------
    End of period (A)..............  $ 1,652,533,151   $ 1,961,486,812
                                     ---------------   ---------------
                                     ---------------   ---------------
    (A) Including accumulated
        distributions in excess of
        net investment income
        (loss).....................  $      (142,360)  $            --
                                     ---------------   ---------------
                                     ---------------   ---------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1.  ORGANIZATION

Sound Shore Fund, Inc. (the "Fund") was incorporated on February 19, 1985, as a no-load, diversified, open-end management investment company under the Investment Company Act of 1940.

2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

  a) SECURITY VALUATION

  Securities traded on a national securities exchange are valued at the last reported sales price. Common stocks which are not so traded, for which no sale was reported, and over-the-counter securities are valued at the mean between the closing bid and asked prices. Instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the mean between the last reported bid and asked price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

  b) SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

  c) DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income, if any, are declared and paid semi-annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  d) FEDERAL TAXES

  The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Sound Shore Management, Inc. ("Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets.

OTHER SERVICES

Under an Administration Agreement, the Fund pays an administration fee to Forum Administrative Services, LLC ("FAdS") at an annual rate of 0.10% of the Fund's average daily net assets.

Under a Fund Accounting Agreement, Forum Accounting Services, LLC ("FAcS"), an affiliate of FAdS, provides portfolio accounting services to the Fund. FAcS is paid a fee at an annual rate of $60,000 per year.

Under a Transfer Agency Agreement, Forum Shareholder Services, LLC ("FSS"), an affiliate of FAdS, provides transfer agency services to the Fund. FSS is paid a fee at an annual rate of 0.10% of the Fund's average daily net assets.

Pursuant to a Distribution Agreement, Forum Fund Services, LLC, an affiliate of FAdS, acts as distributor of the Fund's shares and is not paid any fee for its distribution services. Prior to May 1, 1999, Forum Financial Services, Inc. acted as the distributor of the Fund's shares.

The Fund pays five Directors who are unaffiliated with the Adviser, FAdS or any of its afflilates, $1,000 per meeting attended, plus $750 per quarter.

Fees for investment advisory and other related parties in the amount of $1,009,746 and $134,633, respectively, are payable at June 30, 1999.

4.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term investments) for the six months ended June 30, 1999, aggregated $229,180,180 and $616,431,600, respectively.

For federal income tax purposes, the tax basis of investment securities owned as of June 30, 1999 was $1,326,562,607. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $385,572,939 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $56,387,974.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

5.  CAPITAL STOCK

As of June 30, 1999, 100,000,000 shares of $0.001 par value stock were authorized and capital paid in amounted to $1,385,551,252. Transactions in capital stock were as follows:

                                                             FOR THE                          FOR THE
                                                         SIX MONTHS ENDED                   YEAR ENDED
                                                          JUNE 30, 1999                  DECEMBER 31, 1998
                                                  ------------------------------  -------------------------------
                                                     SHARES          AMOUNT          SHARES           AMOUNT
                                                  -------------  ---------------  -------------  ----------------
Sale of shares..................................     10,253,844  $   303,714,846     51,045,753  $  1,504,978,826
Reinvestment of dividends.......................        136,593        4,290,976        418,730        12,344,557
Redemption of shares............................    (24,003,690)    (703,628,189)   (31,229,053)     (898,868,564)
                                                  -------------  ---------------  -------------  ----------------
Net increase (decrease) from capital
 transactions...................................    (13,613,253) $  (395,622,367)    20,235,430  $    618,454,819
                                                  -------------  ---------------  -------------  ----------------
                                                  -------------  ---------------  -------------  ----------------

Of the 52,601,962 shares outstanding as of June 30, 1999, the Employees' Profit Sharing Plan of the Adviser owned 263,270 shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                   SIX MONTHS
                                      ENDED                                YEAR ENDED DECEMBER 31,
                                  JUNE 30, 1999     ---------------------------------------------------------------------
                                   (UNAUDITED)            1998                1997               1996            1995
                                -----------------   -----------------   -----------------   --------------   ------------
Net Asset Value, Beginning of
  Period......................  $       29.62       $       28.57       $       21.71       $    18.16       $  15.46
                                       ------              ------            --------          -------         ------
Investment Operations
  Net Investment Income.......           0.09                0.21                0.12             0.13           0.25
  Net Realized and Unrealized
    Gain (Loss) on
    Investments...............           1.80                1.05                7.75             5.90           4.33
                                       ------              ------            --------          -------         ------
Total from Investment
  Operations..................           1.89                1.26                7.87             6.03           4.58
                                       ------              ------            --------          -------         ------
Distributions From
    Net Investment Income.....          (0.09)              (0.20)              (0.12)           (0.13)         (0.21)
    In Excess of Net
      Investment Income.......           --(a)                 --                --(a)              --             --
    Net Realized Gains........             --                  --               (0.87)           (2.35)         (1.67)
    In Excess of Net Realized
      Gains...................             --                  --               (0.02)              --             --
    Return of Capital.........             --               (0.01)                 --               --             --
                                       ------              ------            --------          -------         ------
Total Distributions...........          (0.09)              (0.21)              (1.01)           (2.48)         (1.88)
                                       ------              ------            --------          -------         ------
Net Asset Value, End of
  Period......................  $       31.42       $       29.62       $       28.57       $    21.71       $  18.16
                                       ------              ------            --------          -------         ------
                                       ------              ------            --------          -------         ------

Total Return..................           6.38%               4.40%              36.40%           33.27%         29.87%
Ratio/Supplementary Data
Net Assets at End of Period
  (in thousands)..............     $1,652,533          $1,961,487          $1,313,686         $132,862        $67,602
    Ratios to Average Net
      Assets:
    Expenses..................           0.99%(b)            0.99%               1.08%            1.15%          1.15%
    Net Investment Income.....           0.54%(b)            0.77%               0.62%            0.70%          1.41%
Portfolio Turnover Rate.......             14%                 44%                 53%              69%            53%


                                    1994
                                ------------
Net Asset Value, Beginning of
  Period......................  $  16.50
                                  ------
Investment Operations
  Net Investment Income.......      0.22
  Net Realized and Unrealized
    Gain (Loss) on
    Investments...............     (0.17)
                                  ------
Total from Investment
  Operations..................      0.05
                                  ------
Distributions From
    Net Investment Income.....     (0.22)
    In Excess of Net
      Investment Income.......        --
    Net Realized Gains........     (0.87)
    In Excess of Net Realized
      Gains...................        --
    Return of Capital.........        --
                                  ------
Total Distributions...........     (1.09)
                                  ------
Net Asset Value, End of
  Period......................  $  15.46
                                  ------
                                  ------
Total Return..................      0.30%
Ratio/Supplementary Data
Net Assets at End of Period
  (in thousands)..............   $59,993
    Ratios to Average Net
      Assets:
    Expenses..................      1.22%
    Net Investment Income.....      1.32%
Portfolio Turnover Rate.......        76%

(a) The Fund distributed an amount in excess of net investment income of less than $0.01 per share.

(b) Annualized.

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

----------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
----------------------------------------------

SOUND SHORE FUND, INC.
       Two Portland Square
       Portland, ME 04101
       http://www.soundshorefund.com

INVESTMENT ADVISER
       Sound Shore Management, Inc.
       P.O. Box 1810
       8 Sound Shore Drive
       Greenwich, Connecticut 06836

ADMINISTRATOR
       Forum Administrative Services, LLC
       Two Portland Square
       Portland, Maine 04101

TRANSFER AGENT & DIVIDEND
   DISBURSING AGENT
       Forum Shareholder Services, LLC
       Two Portland Square
       Portland, Maine 04101

                     [LOGO]

                                SEMI-ANNUAL REPORT
                                  JUNE 30, 1999
                                   (UNAUDITED)